Share-based Compensation Stock Incentive Plans - Share-based Award Activity (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Outstanding, beginning of period			45,534	38,172	38,172
Options granted					16,437
Options forfeited					9,075
Outstanding, end of period					45,534	38,172
Exercisable, end of period					23,155
Weighted Average Exercise Price
Share-based compensation expense	$ 1.1	$ 1.7	$ 2.5		$ 5.9	$ 5.2
AEON 2013 Stock Incentive Plan
Number of Shares
Outstanding, beginning of period			9,694,890	10,516,525	10,516,525	10,516,525
Options forfeited					821,635
Outstanding, end of period	9,694,890		9,694,890		9,694,890	10,516,525
Exercisable, end of period	9,694,890		9,694,890		9,694,890	10,516,525
Weighted Average Exercise Price
Outstanding, beginning of period			$ 1.53	$ 1.51	$ 1.51	$ 1.51
Options forfeited					1.23
Outstanding, end of period	$ 1.53		1.53		1.53	1.51
Exercisable, end of period	$ 1.53		$ 1.53		$ 1.53	$ 1.51
Weighted average remaining contractual life of options outstanding					2 years 6 months	3 years 7 months 6 days
Weighted average remaining contractual life of options exercisable			3 years 7 months 6 days
Aggregate intrinsic value of options outstanding	$ 0.2		$ 0.2		$ 0.3	$ 0.3
Aggregate intrinsic value of options exercisable						0.3
Share-based compensation expense			0.0		0.0	0.0
Unrecognized compensation expense related to non-vested stock options	$ 0.0		$ 0.0		$ 0.0	$ 0.0
ABP Sub Inc. 2019 Incentive Award Plan
Number of Shares
Outstanding, beginning of period			45,534	38,172	38,172	27,555
Options granted						13,192
Options forfeited			303			2,575
Outstanding, end of period	45,231		45,231		45,534	38,172
Exercisable, end of period	24,660		24,660			13,061
Weighted Average Exercise Price
Outstanding, beginning of period			$ 958.75	$ 986.36	$ 986.36	$ 929.08
Options granted					898.58	1,089.41
Options forfeited			1,021.98		965.92	901.40
Outstanding, end of period	$ 959.20		959.20		958.75	986.36
Exercisable, end of period	$ 951.97		951.97		958.56	942.69
Weighted average fair value of options granted per share			$ 0		$ 488.02	$ 598.07
Weighted average remaining contractual life of options outstanding					8 years 1 month 6 days	8 years 7 months 6 days
Weighted average remaining contractual life of options exercisable					7 years 4 months 24 days	8 years 2 months 12 days
Aggregate intrinsic value of options outstanding	$ 0.0		$ 0.0		$ 0.0
Aggregate intrinsic value of options exercisable	0.0		0.0		0.0	$ 0.1
Share-based compensation expense	1.1	1.7	2.5	$ 3.2	5.9	5.2
Unrecognized compensation expense related to non-vested stock options	6.3		$ 6.3		$ 12.3	$ 10.6
Weighted-average remaining requisite service period for which unrecognized compensation expense related to nonvested stock options expected to be recognized			0 years		24 months	30 months
ABP Sub Inc. 2019 Incentive Award Plan | Nonemployee consultants
Weighted Average Exercise Price
Share-based compensation expense	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.1	$ 0.3
Amount reclassed from other accrued expenses to non-controlling interest						$ 0.9